Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000008613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008613 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008613 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008613 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008613 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008613 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008613 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008613 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008613 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008613 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008613 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000008613 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008613 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008613 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008613 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008613 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008613 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008613 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008613 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008613 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008613 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008613 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008613 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008613 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008613 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008617 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008617 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008617 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000008617 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000008617 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008617 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000008617 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008617 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008617 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000008617 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008617 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000008617 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000008617 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008635 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008635 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008635 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000008635 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000008635 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008635 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008635 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008635 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008635 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000008635 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008635 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008635 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008635 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000008636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008636 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008636 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008636 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008636 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000008636 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008636 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008636 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008636 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008636 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008636 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008636 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008636 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008636 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000249287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000249287 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249287 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000249287 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000249287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000249287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000249287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000249287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000249287 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249287 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008598 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008598 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008598 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000008598 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000008598 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008598 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000008598 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008598 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000008598 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008598 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008598 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008619 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008619 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008619 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000008619 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000008619 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008619 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000008619 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008619 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008619 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008619 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008619 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008619 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008619 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008629 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008629 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000008629 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000008629 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000008629 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008629 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000008629 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000008629 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000008629 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008629 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008623 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000008623 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008623 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008623 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000008623 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000008623 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000008626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008626 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008626 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008626 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008626 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000008626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000008626 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008626 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000008626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008626 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000008626 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008626 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008618 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008618 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008618 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000008618 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000008618 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000008618 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008618 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008618 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008618 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008618 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008618 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008630 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000008630 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000008630 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
C000008630 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008630 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008630 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008630 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000008630 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000008630 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%	[4]
C000008630 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000008630 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008634 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008634 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008634 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000008634 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000008634 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008634 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008634 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008634 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008634 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000008634 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008634 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008634 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008634 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000141206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000141206 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141206 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000141206 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000141206 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000141206 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141206 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000141206 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141206 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000141206 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000141206 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141206 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000141206 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141206 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008596 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008596 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000008596 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008596 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008596 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008596 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000008596 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.90%
C000008596 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[6]
C000008596 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008622 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000008622 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008622 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008622 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000008622 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000008622 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[7]
C000008631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008631 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000008631 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000008631 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
C000008631 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008631 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008631 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008631 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000008631 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000008631 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%	[9]
C000008631 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000008631 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000249288 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249288 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000249288 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249288 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000249288 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000249288 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249288 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249288 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000249288 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000249288 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000249288 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249288 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008627 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008627 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008627 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008627 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000008627 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000008627 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008627 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008627 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000008627 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008627 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000008627 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008627 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008628 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008628 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000008628 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000008628 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000008628 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008628 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000008628 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000008628 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000008628 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008628 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008597 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008597 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000008597 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008597 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008597 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008597 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000008597 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.90%
C000008597 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[10]
C000008597 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008599 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008599 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008599 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000008599 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000008599 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008599 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000008599 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008599 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000008599 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008599 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008599 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008612 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008612 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008612 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008612 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008612 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008612 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008612 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008612 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008612 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008612 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000008612 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008612 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008612 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008612 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008612 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008612 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008612 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008612 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008612 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008612 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008612 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008612 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008612 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008612 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008616 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008616 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008616 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000008616 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000008616 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000008616 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008616 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000008616 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008616 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000008616 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000008616 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008637 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008637 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008637 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008637 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000008637 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008637 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008637 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008637 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008637 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008637 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008637 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008637 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008637 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000221440 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221440 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000221440 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000221440 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000221440 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221440 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000221440 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221440 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221440 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000221440 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221440 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000221440 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221440 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]

[1]	Percentage rounds to zero.
[2]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[3]	Percentage rounds to zero.
[4]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[5]	Percentage rounds to zero.
[6]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[7]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[8]	Percentage rounds to zero.
[9]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[10]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[11]	Percentage rounds to zero.